Cover	Jun. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2024
Current Fiscal Year End Date	--03-31
Entity File Number	001-42122
Entity Registrant Name	Fly-E Group, Inc.
Entity Central Index Key	0001975940
Entity Tax Identification Number	92-0981080
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	136-40 39th Avenue
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	929
Local Phone Number	410-2770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, $0.01 par value per share
Trading Symbol	FLYE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false